SCHEDULE OF CHANGE IN FAIR VALUE OF COMPANY’S LEVEL 3 (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 4,513,925
Conversions	(3,056,892)
Cash payments	(415,351)
Cash true-up liability	(584,857)
Change in fair value	(430,437)
Ending balance	26,388
Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	4,203,579
Conversions	(3,056,892)
Cash payments	(415,351)
Cash true-up liability	(584,857)
Change in fair value	(146,479)
Ending balance
Liability Classified Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	310,346
Conversions
Cash payments
Cash true-up liability
Change in fair value	(283,958)
Ending balance	$ 26,388